Guarantees of Registered Securities - Condensed Consolidating Financial Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Repayments of Long-term Debt	$ 0.0	$ 128.0
Condensed Consolidating Income Statements
REVENUE	211.2	374.3
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	157.4	171.3
Depreciation and amortization	97.9	99.1
Selling, general and administrative	25.6	24.2
Loss on disposals of property and equipment	1.3	3.4
Total costs and expenses	282.2	298.0
Equity in losses of unconsolidated subsidiary	(1.3)	0.0
INCOME (LOSS) FROM OPERATIONS	(72.3)	76.3
OTHER INCOME (EXPENSE):
Interest expense	(38.5)	(39.6)
Interest income	6.9	2.0
Gain (loss) on extinguishment of debt	0.0	(0.2)
Other - net	(2.2)	1.5
Total other (expense) - net	(33.8)	(36.3)
INCOME (LOSS) BEFORE INCOME TAXES	(106.1)	40.0
Provision (benefit) for income taxes	6.2	29.7
Equity in earnings (losses) of subsidiaries, net of tax	0.0	0.0
NET INCOME (LOSS)	(112.3)	10.3
Statements of Comprehensive Income (Loss)
NET INCOME (LOSS)	(112.3)	10.3
OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net loss as a component of net periodic benefit cost, net of income taxes	(2.8)	(0.9)
COMPREHENSIVE INCOME (LOSS)	(109.5)	11.2
CURRENT ASSETS:
Cash and cash equivalents	1,332.1	1,255.5	$ 1,214.1	$ 1,332.1
Receivables - trade and other			202.8	212.8
Prepaid expenses and other current assets			15.3	15.5
Total current assets			1,432.2	1,560.4
Property and equipment - gross			8,929.4	8,833.9
Less accumulated depreciation and amortization			2,375.4	2,281.2
Property and equipment - net			6,554.0	6,552.7
Investment in Consolidated Subsidiary			0.0	0.0
Due from affiliates			0.0	0.0
Long-term note receivable from unconsolidated subsidiary			270.0	270.2
Investment in unconsolidated subsidiary			29.6	30.9
Other assets			42.2	44.1
TOTAL ASSETS			8,328.0	8,458.3
CURRENT LIABILITIES:
Accounts payable - trade			93.4	97.2
Deferred revenues			4.4	1.1
Accrued liabilities			139.7	159.1
Total current liabilities			237.5	257.4
Long-term debt			2,510.5	2,510.3
Due to affiliates			0.0	0.0
Other liabilities			286.0	293.6
Deferred income taxes - net			10.8	10.9
Shareholders' equity			5,283.2	5,386.1
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			8,328.0	8,458.3
Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	(11.1)	81.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(35.4)	(30.9)
Proceeds from (Payments for) Other Financing Activities	(70.8)	0.0
Proceeds from disposals of property and equipment	1.3	0.1
Repayments of note receivable from unconsolidated subsidiary	1.3	0.0
Net cash used in investing activities	(103.6)	(30.8)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	0.0	0.0
Proceeds from exercise of share options	(3.3)	(5.3)
Net cash used in financing activities	(3.3)	(133.3)
DECREASE IN CASH AND CASH EQUIVALENTS	(118.0)	(82.3)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,332.1	1,255.5
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,214.1	1,173.2
Consolidating adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Repayments of Long-term Debt		0.0
Condensed Consolidating Income Statements
REVENUE	(1.8)	(14.7)
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	(0.1)	(13.6)
Depreciation and amortization	0.0	0.0
Selling, general and administrative	(1.7)	(1.1)
Loss on disposals of property and equipment	0.0	0.0
Total costs and expenses	(1.8)	(14.7)
Equity in losses of unconsolidated subsidiary	0.0
INCOME (LOSS) FROM OPERATIONS	0.0	0.0
OTHER INCOME (EXPENSE):
Interest expense	0.5	0.1
Interest income	(0.5)	(0.1)
Gain (loss) on extinguishment of debt		0.0
Other - net	0.0	0.0
Total other (expense) - net	0.0	0.0
INCOME (LOSS) BEFORE INCOME TAXES	0.0	0.0
Provision (benefit) for income taxes	0.0	(0.8)
Equity in earnings (losses) of subsidiaries, net of tax	54.6	(24.6)
NET INCOME (LOSS)	54.6	(23.8)
Statements of Comprehensive Income (Loss)
NET INCOME (LOSS)	54.6	(23.8)
OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net loss as a component of net periodic benefit cost, net of income taxes	2.8	0.9
COMPREHENSIVE INCOME (LOSS)	51.8	(24.7)
CURRENT ASSETS:
Cash and cash equivalents	0.0	0.0	0.0	0.0
Receivables - trade and other			0.0	0.0
Prepaid expenses and other current assets			0.0	0.0
Total current assets			0.0	0.0
Property and equipment - gross			0.0	0.0
Less accumulated depreciation and amortization			0.0	0.0
Property and equipment - net			0.0	0.0
Investment in Consolidated Subsidiary			(11,754.3)	(11,788.2)
Due from affiliates			(690.4)	(691.7)
Long-term note receivable from unconsolidated subsidiary			0.0	0.0
Investment in unconsolidated subsidiary			0.0	0.0
Other assets			0.0	0.0
TOTAL ASSETS			(12,444.7)	(12,479.9)
CURRENT LIABILITIES:
Accounts payable - trade			0.0	0.0
Deferred revenues			0.0	0.0
Accrued liabilities			0.0	0.0
Total current liabilities			0.0	0.0
Long-term debt			0.0	0.0
Due to affiliates			(690.4)	(691.7)
Other liabilities			0.0	0.0
Deferred income taxes - net			0.0	0.0
Shareholders' equity			(11,754.3)	(11,788.2)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			(12,444.7)	(12,479.9)
Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	0.0	0.0
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	0.0	0.0
Proceeds from (Payments for) Other Financing Activities	0.0
Proceeds from disposals of property and equipment	0.0	0.0
Repayments of note receivable from unconsolidated subsidiary	0.0
Net cash used in investing activities	0.0	0.0
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	0.0	0.0
Proceeds from exercise of share options	0.0	0.0
Net cash used in financing activities	0.0	0.0
DECREASE IN CASH AND CASH EQUIVALENTS	0.0	0.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0.0	0.0
CASH AND CASH EQUIVALENTS, END OF PERIOD	0.0	0.0
Rowan plc (Parent) [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Repayments of Long-term Debt		0.0
Condensed Consolidating Income Statements
REVENUE	0.0	0.0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	0.0	0.0
Depreciation and amortization	0.0	0.0
Selling, general and administrative	7.4	5.9
Loss on disposals of property and equipment	0.0	0.0
Total costs and expenses	7.4	5.9
Equity in losses of unconsolidated subsidiary	0.0
INCOME (LOSS) FROM OPERATIONS	(7.4)	(5.9)
OTHER INCOME (EXPENSE):
Interest expense	0.0	0.0
Interest income	0.0	0.0
Gain (loss) on extinguishment of debt		0.0
Other - net	4.9	5.1
Total other (expense) - net	4.9	5.1
INCOME (LOSS) BEFORE INCOME TAXES	(2.5)	(0.8)
Provision (benefit) for income taxes	0.0	0.0
Equity in earnings (losses) of subsidiaries, net of tax	(109.8)	11.1
NET INCOME (LOSS)	(112.3)	10.3
Statements of Comprehensive Income (Loss)
NET INCOME (LOSS)	(112.3)	10.3
OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net loss as a component of net periodic benefit cost, net of income taxes	(2.8)	(0.9)
COMPREHENSIVE INCOME (LOSS)	(109.5)	11.2
CURRENT ASSETS:
Cash and cash equivalents	0.2	3.7	0.2	0.2
Receivables - trade and other			0.0	0.0
Prepaid expenses and other current assets			0.2	0.3
Total current assets			0.4	0.5
Property and equipment - gross			0.0	0.0
Less accumulated depreciation and amortization			0.0	0.0
Property and equipment - net			0.0	0.0
Investment in Consolidated Subsidiary			5,303.9	5,401.1
Due from affiliates			0.2	0.2
Long-term note receivable from unconsolidated subsidiary			0.0	0.0
Investment in unconsolidated subsidiary			0.0	0.0
Other assets			0.0	0.0
TOTAL ASSETS			5,304.5	5,401.8
CURRENT LIABILITIES:
Accounts payable - trade			0.4	0.7
Deferred revenues			0.0	0.0
Accrued liabilities			0.0	0.0
Total current liabilities			0.4	0.7
Long-term debt			0.0	0.0
Due to affiliates			17.8	11.2
Other liabilities			3.1	3.8
Deferred income taxes - net			0.0	0.0
Shareholders' equity			5,283.2	5,386.1
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			5,304.5	5,401.8
Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	(3.4)	(1.7)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	0.0	0.0
Proceeds from (Payments for) Other Financing Activities	0.0
Proceeds from disposals of property and equipment	0.0	0.0
Repayments of note receivable from unconsolidated subsidiary	0.0
Net cash used in investing activities	0.0	0.0
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	6.7	7.2
Proceeds from exercise of share options	(3.3)	(5.3)
Net cash used in financing activities	3.4	1.9
DECREASE IN CASH AND CASH EQUIVALENTS	0.0	0.2
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0.2	3.7
CASH AND CASH EQUIVALENTS, END OF PERIOD	0.2	3.9
RCI (Issuer) [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Repayments of Long-term Debt		128.0
Condensed Consolidating Income Statements
REVENUE	1.7	14.5
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	0.2	5.3
Depreciation and amortization	0.0	4.7
Selling, general and administrative	0.3	(2.1)
Loss on disposals of property and equipment	(0.1)	0.2
Total costs and expenses	0.4	8.1
Equity in losses of unconsolidated subsidiary	0.0
INCOME (LOSS) FROM OPERATIONS	1.3	6.4
OTHER INCOME (EXPENSE):
Interest expense	(38.5)	(39.6)
Interest income	1.1	0.7
Gain (loss) on extinguishment of debt		(0.2)
Other - net	(5.4)	(4.8)
Total other (expense) - net	(42.8)	(43.9)
INCOME (LOSS) BEFORE INCOME TAXES	(41.5)	(37.5)
Provision (benefit) for income taxes	(1.0)	(9.2)
Equity in earnings (losses) of subsidiaries, net of tax	55.2	13.5
NET INCOME (LOSS)	14.7	(14.8)
Statements of Comprehensive Income (Loss)
NET INCOME (LOSS)	14.7	(14.8)
OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net loss as a component of net periodic benefit cost, net of income taxes	(2.8)	(0.9)
COMPREHENSIVE INCOME (LOSS)	17.5	(13.9)
CURRENT ASSETS:
Cash and cash equivalents	206.3	532.0	161.0	206.3
Receivables - trade and other			0.8	1.2
Prepaid expenses and other current assets			8.1	10.7
Total current assets			169.9	218.2
Property and equipment - gross			240.1	241.9
Less accumulated depreciation and amortization			123.8	121.4
Property and equipment - net			116.3	120.5
Investment in Consolidated Subsidiary			6,450.4	6,387.1
Due from affiliates			680.7	680.0
Long-term note receivable from unconsolidated subsidiary			0.0	0.0
Investment in unconsolidated subsidiary			0.0	0.0
Other assets			35.7	36.4
TOTAL ASSETS			7,453.0	7,442.2
CURRENT LIABILITIES:
Accounts payable - trade			15.5	12.9
Deferred revenues			0.0	0.0
Accrued liabilities			87.5	95.7
Total current liabilities			103.0	108.6
Long-term debt			2,510.5	2,510.3
Due to affiliates			7.7	11.4
Other liabilities			253.8	261.2
Deferred income taxes - net			0.0	0.0
Shareholders' equity			4,578.0	4,550.7
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			7,453.0	7,442.2
Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	(41.6)	73.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(3.4)	(9.7)
Proceeds from (Payments for) Other Financing Activities	0.0
Proceeds from disposals of property and equipment	0.1	0.0
Repayments of note receivable from unconsolidated subsidiary	0.0
Net cash used in investing activities	(3.3)	(9.7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	(0.4)	(166.0)
Proceeds from exercise of share options	0.0	0.0
Net cash used in financing activities	(0.4)	(294.0)
DECREASE IN CASH AND CASH EQUIVALENTS	(45.3)	(229.9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	206.3	532.0
CASH AND CASH EQUIVALENTS, END OF PERIOD	161.0	302.1
Non-guarantor subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Repayments of Long-term Debt		0.0
Condensed Consolidating Income Statements
REVENUE	211.3	374.5
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	157.3	179.6
Depreciation and amortization	97.9	94.4
Selling, general and administrative	19.6	21.5
Loss on disposals of property and equipment	1.4	3.2
Total costs and expenses	276.2	298.7
Equity in losses of unconsolidated subsidiary	(1.3)
INCOME (LOSS) FROM OPERATIONS	(66.2)	75.8
OTHER INCOME (EXPENSE):
Interest expense	(0.5)	(0.1)
Interest income	6.3	1.4
Gain (loss) on extinguishment of debt		0.0
Other - net	(1.7)	1.2
Total other (expense) - net	4.1	2.5
INCOME (LOSS) BEFORE INCOME TAXES	(62.1)	78.3
Provision (benefit) for income taxes	7.2	39.7
Equity in earnings (losses) of subsidiaries, net of tax	0.0	0.0
NET INCOME (LOSS)	(69.3)	38.6
Statements of Comprehensive Income (Loss)
NET INCOME (LOSS)	(69.3)	38.6
OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net loss as a component of net periodic benefit cost, net of income taxes	0.0	0.0
COMPREHENSIVE INCOME (LOSS)	(69.3)	38.6
CURRENT ASSETS:
Cash and cash equivalents	1,125.6	719.8	1,052.9	1,125.6
Receivables - trade and other			202.0	211.6
Prepaid expenses and other current assets			7.0	4.5
Total current assets			1,261.9	1,341.7
Property and equipment - gross			8,689.3	8,592.0
Less accumulated depreciation and amortization			2,251.6	2,159.8
Property and equipment - net			6,437.7	6,432.2
Investment in Consolidated Subsidiary			0.0	0.0
Due from affiliates			9.5	11.5
Long-term note receivable from unconsolidated subsidiary			270.0	270.2
Investment in unconsolidated subsidiary			29.6	30.9
Other assets			6.5	7.7
TOTAL ASSETS			8,015.2	8,094.2
CURRENT LIABILITIES:
Accounts payable - trade			77.5	83.6
Deferred revenues			4.4	1.1
Accrued liabilities			52.2	63.4
Total current liabilities			134.1	148.1
Long-term debt			0.0	0.0
Due to affiliates			664.9	669.1
Other liabilities			29.1	28.6
Deferred income taxes - net			10.8	10.9
Shareholders' equity			7,176.3	7,237.5
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			$ 8,015.2	$ 8,094.2
Consolidating Statements of Cash Flows
Net cash provided by (used in) operating activities	33.9	9.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(32.0)	(21.2)
Proceeds from (Payments for) Other Financing Activities	(70.8)
Proceeds from disposals of property and equipment	1.2	0.1
Repayments of note receivable from unconsolidated subsidiary	1.3
Net cash used in investing activities	(100.3)	(21.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	(6.3)	158.8
Proceeds from exercise of share options	0.0	0.0
Net cash used in financing activities	(6.3)	158.8
DECREASE IN CASH AND CASH EQUIVALENTS	(72.7)	147.4
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,125.6	719.8
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 1,052.9	$ 867.2